4. Revenue (Details - Net sales by revenue type) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Net sales	$ 951,302	$ 596,735
Live events [Member]
Net sales	303,812	487,229
Gym [Member]
Net sales	$ 647,490	$ 109,506